LEASES - Lease obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities included in the consolidated balance sheets
Current	$ 40,305	$ 46,394
Non-current	98,921	115,154
Total lease obligations	$ 139,226	$ 161,548